Accumulated other comprehensive (loss)/income (Tables)	12 Months Ended
Dec. 31, 2018
Accumulated other comprehensive income/(loss) [Abstract]
Schedule of Accumulated other comprehensive income/(loss)
The movement of accumulated other comprehensive income attributable to Xinyuan Real Estate Co., Ltd. is as follows:

Foreign currency translation adjustments
US$

Balance as of December 31, 2015	30,951,837
Other comprehensive loss	(65,634,725)
Balance as of December 31, 2016	(34,682,888)
Other comprehensive income	63,908,624
Balance as of December 31, 2017	29,225,736
Other comprehensive loss	(59,347,915)
Balance as of December 31, 2018	(30,122,179)